UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                                                    Washington, D.C. 20549

                                                      Form 13F Cover Page

           Report for the Calendar Year or Quarter Ended: September 31, 1999
             Check here if Amendment [ ] ; Amendment Number:_________________

                                             This Amendment (Check only one.):
                                                [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Shaker Investments, Inc.
Address:	20600 Chagrin Boulevard, Suite 801
		Cleveland, Ohio 44122

Form 13F File Number:   28-5322

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                      David R. Webb
Title:                        Executive Vice President
Phone:                      (216) 921-2950

Signature, Place, and Date of Signing:

/s/  DAVID R. WEBB
[Signature]

Cleveland, Ohio
[City, State]

November 9, 1999
[Date]

Report Type (Check only one.):
[ ] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manger (s). )

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger (s) .)

                                                   Form 13F Summary Page

                                                        Report Summary:

Number of Other Included Managers:

                   0

Form 13F Information Table Entry Total:

                   53

Form 13F Information Table Value Total:

                   $ 667,686 (thousands)

List of Other Included Managers:

				Provide a numbered list of the name (s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                   NONE

                               FORM 13F INFORMATION TABLE

                      Title of            Value      Shrs or     SH/PRN   PUT/CALL  Investment  Other        Voting Authority
                      --------           -------     -------    --------  --------  ----------  ------       ----------------
Name of Issuer         Class   Cusip     (x$1000)    prn amt                        Discretion  Managers   Sole    Share   None
--------------         -----  -------    --------    -------                        ----------- --------   -----   ------  ----


RF Micro Devices        COM    749941100  $110,495    2,415,184  SH                  SOLE                   2,415,184
Nova Corporation        COM    669784100  $43,155     1,726,201  SH                  SOLE                   1,726,201
Cognex Corporation      COM    192422103  $34,216     1,133,460  SH                  SOLE                   1,133,460
Vistana, Inc.           COM    92839P108  $15,444     1,029,600  SH                  SOLE                   1,029,600
HNC Software            COM    40425P107  $40,113     1,010,725  SH                  SOLE                   1,010,725
Reynolds & Reynolds     COM    761695105  $18,321     899,170    SH                  SOLE                   899,170
Cendant Corp.           COM    151313103  $14,322     806,866    SH                  SOLE                   806,866
Sunterra Corp.          COM    86787D109  $8,423      709,320    SH                  SOLE                   709,320
R&B Falcon Corp.        COM    74912E101  $9,020      687,220    SH                  SOLE                   687,220
Incyte Pharmaceuticals  COM    45337C102  $14,766     638,525    SH                  SOLE                   638,525
Boston Comm Group       COM    100582105  $3,648      634,354    SH                  SOLE                   634,354
Microchip Technology    COM    595017104  $32,104     624,887    SH                  SOLE                   624,887
ATMI                    COM    00207R101  $22,131     593,125    SH                  SOLE                   593,125
Westwood One Inc.       COM    961815107  $25,434     563,637    SH                  SOLE                   563,637
Bluegreen               COM    096231105  $2,488      523,760    SH                  SOLE                   523,760
Vitesse Semiconductor   COM    928497106  $44,276     518,602    SH                  SOLE                   518,602
Triangle Pharmaceutical COM    89589H104  $9,798      508,990    SH                  SOLE                   508,990
BMC Software Corp.      COM    055921100  $35,245     492,511    SH                  SOLE                   492,511
Xlinx Inc.              COM    983919101  $31,785     485,040    SH                  SOLE                   485,040
United Therapeutics     COM    91307C102  $13,543     469,010    SH                  SOLE                   469,010
American Italian Pasta  COM    027070101  $10,823     378,090    SH                  SOLE                   378,090
Cisco Systems, Inc.     COM    17275R102  $25,379     370,161    SH                  SOLE                   370,161
Crossman Communities    COM    22764E109  $5,518      338,260    SH                  SOLE                   338,260
Royal Caribbean Cruises COM    V7780T103  $15,090     335,325    SH                  SOLE                   335,325
Analytical Surveys      COM    032683302  $5,046      320,393    SH                  SOLE                   320,393
Del Webb Corporation    COM    947423109  $6,925      314,765    SH                  SOLE                   314,765
Hyperion Solutions Corp COM    44914M104  $6,668      303,080    SH                  SOLE                   303,080
White Hall Jewellers    COM    965063100  $8,377      291,365    SH                  SOLE                   291,365
Transwitch Corp.        COM    894065101  $12,485     219,027    SH                  SOLE                   219,027
Linear Technology Corp. COM    535678106  $8,770      149,200    SH                  SOLE                   149,200
Affiliated Computer     COM    008190100  $5,912      145,515    SH                  SOLE                   145,515
Gliatech                COM    37929C103  $2,478      144,701    SH                  SOLE                   144,701
II-VI                   COM    902104108  $1,614      137,340    SH                  SOLE                   137,340
Imation Corp.           COM    45245A107  $3,416      110,180    SH                  SOLE                   110,180
Global Telesystems      COM    37936U104  $2,073      105,114    SH                  SOLE                   105,114
Wilson Leather Experts  COM    972463103  $1,536      95,980     SH                  SOLE                   95,980
Key Corporation         COM    493267108  $1,950      75,540     SH                  SOLE                   75,540
Conextant Systems, Inc. COM    207142100  $5,467      75,240     SH                  SOLE                   75,240
Novell Corp.            COM    670006105  $890        43,000     SH                  SOLE                   43,000
BF Goodrich             COM    382388106  $1,078      37,170     SH                  SOLE                   37,170
Curtiss-Wright          COM    231561101  $989        30,675     SH                  SOLE                   30,675
Storage Tech.           COM    862111200  $467        24,200     SH                  SOLE                   24,200
JDS Uniphase Corp.      COM    46612J101  $2,680      23,545     SH                  SOLE                   23,545
Analog Devices          COM    032654105  $907        17,700     SH                  SOLE                   17,700
Fahnestock & Co.        CL A   302921101  $246        16,555     SH                  SOLE                   16,555
Bridge Street Accom.    COM    108452103  $46         15,800     SH                  SOLE                   15,800
Steris Corp.            COM    859152100  $198        14,364     SH                  SOLE                   14,364
Media General           CL A   584404107  $477        9,300      SH                  SOLE                   9,300
Smart Modular           COM    831690102  $312        9,150      SH                  SOLE                   9,150
Rational Software       COM    75409P202  $227        7,737      SH                  SOLE                   7,737
Micron Technology       COM    595112103  $459        6,900      SH                  SOLE                   6,900
Goldman Sachs           COM    38141G104  $236        3,870      SH                  SOLE                   3,870
Applied Materials       COM    03822105   $225        2,900      SH                  SOLE                   2,900
